RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Office rental expense	$ 32,829		$ 21,815		$ 18,573
Purchase of property and equipment	1,637,305		912,355		283,998
Development costs	10,734		26,297		11,099
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense	387		370		428
Purchase of property and equipment	830		371		351
Software license fee expense	312		312		312
Lisboa Holdings Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	1,810	[1]	895	[1]	1,157	[1]
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense	546		643		483
Office rental expense			308		586
Purchase of property and equipment	2,852		597		1,479
Service fee expense	775	[2]	802	[2]	646	[2]
Other service fee income	632		510		345
Rooms and food and beverage income	115		49		161
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	199	[1]	171	[1]	136	[1]
Traveling expense	3,641	[1],[3]	2,962	[1],[3]	2,976	[1],[3]
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	1,399	[1]	1,809	[1]	1,711	[1]
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	515	[1],[3]	570	[1],[3]	327	[1],[3]
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	1,457	[1]	1,405	[1]	1,404	[1]
Service fee expense	203	[1]	222	[1]	216	[1]
Traveling expense	14	[1],[3]	113	[1],[3]	33	[1],[3]
Crown [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Consultancy fee capitalized in deferred financing costs	0		0		222
Melco [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Development costs	$ 0		$ 0		$ 3,000

[1]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[2]	The amounts mainly represent the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company's Chief Executive Officer.
[3]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.